Financial instruments and risk management - Trade receivables (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	CAD 42,882,000	CAD 34,263,000
Past due 1-30 days	2,566,000	2,956,000
Past due 31-60 days	0	2,000,000
More than 61 days	268,000	55,000
Total	45,716,000	39,274,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts	CAD 0	CAD 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days